Risk Management and Report - Schedule of Aging Analysis of Loans (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans		$ 37,582,772	$ 36,447,083
Financial Assets Neither Past Due Not Impaired [Member]
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans		36,465,961	35,450,737
Up to 30 days [Member] | Financial Assets Past Due Not Impaired [Member]
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans	[1]	837,539	729,515
Over 30 days and up to 60 days [Member] | Financial Assets Past Due Not Impaired [Member]
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans	[1]	207,800	201,414
Over 60 days and up to 90 days [Member] | Financial Assets Past Due Not Impaired [Member]
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans	[1]	70,974	65,073
Over 90 days [Member] | Financial Assets Past Due Not Impaired [Member]
Risk Management and Report - Schedule of Aging Analysis of Loans (Details) [Line Items]
Loans	[1]	$ 498	$ 344

[1]	These amounts include the overdue portion and the remaining balance of loans in default.